Macquarie/First Trust Global Infrastructure/Utilities Dividend & Income Fund (MFD)
Portfolio of Investments
August 31, 2024 (Unaudited)

Shares	Description	Value
COMMON STOCKS (a) – 96.8%
	Canada – 19.0%
112,315	Enbridge, Inc. (CAD) (b)	$4,518,769
181,837	Gibson Energy, Inc. (CAD) (b)	3,000,820
35,525	Hydro One Ltd. (CAD) (b) (c) (d)	1,207,584
41,470	Pembina Pipeline Corp. (CAD) (b)	1,670,616
92,056	TC Energy Corp. (CAD) (b)	4,263,819
		14,661,608
	Greece – 0.5%
46,747	Athens International Airport S.A. (EUR) (b)	408,226
	Hong Kong – 6.0%
519,000	CLP Holdings, Ltd. (HKD) (b)	4,652,351
	Italy – 13.3%
220,601	Enav S.p.A. (EUR) (b) (c) (d)	970,532
352,111	Enel S.p.A. (EUR) (b)	2,671,630
809,284	Snam S.p.A. (EUR) (b)	4,010,414
304,502	Terna-Rete Elettrica Nazionale S.p.A. (EUR)	2,646,322
		10,298,898
	Japan – 1.8%
74,000	West Japan Railway Co. (JPY) (b)	1,406,703
	Spain – 2.2%
88,069	Redeia Corp. S.A. (EUR) (b)	1,672,498
	United Kingdom – 28.7%
525,615	National Grid PLC (GBP) (b)	6,893,238
470,557	Pennon Group PLC (GBP) (b)	3,729,524
149,110	Severn Trent PLC (GBP) (b)	5,034,691
89,066	SSE PLC (GBP) (b)	2,207,231
321,973	United Utilities Group PLC (GBP) (b)	4,310,926
		22,175,610
	United States – 25.3%
47,304	Crown Castle, Inc. (b)	5,298,994
68,043	Eversource Energy (b)	4,594,944
62,328	Exelon Corp. (b)	2,374,074
133,886	Kinder Morgan, Inc. (b)	2,887,921
54,058	Sempra (b)	4,442,486
		19,598,419
	Total Common Stocks	74,874,313
	(Cost $72,316,317)

Principal Value	Description	Rate (e)	Stated Maturity (f)	Value
SENIOR FLOATING-RATE LOAN INTERESTS – 4.1%
	United States – 4.1%
$1,823,608	Charter Communications Operating LLC, Term Loan B2, 3 Mo. CME Term SOFR + 1.75%, 0.00% Floor	7.08%	02/01/27	1,824,438

Macquarie/First Trust Global Infrastructure/Utilities Dividend & Income Fund (MFD)
Portfolio of Investments (Continued)
August 31, 2024 (Unaudited)
Principal Value	Description	Rate (e)	Stated Maturity (f)	Value
SENIOR FLOATING-RATE LOAN INTERESTS (Continued)
	United States (Continued)
$1,345,750	Iron Mountain, Inc. Term Loan B, 1 Mo. CME Term SOFR + 2.00%, 0.00% Floor	7.25%	01/31/31	$1,345,542
	Total Senior Floating-Rate Loan Interests			3,169,980
	(Cost $3,152,257)

Total Investments – 100.9%	78,044,293
(Cost $75,468,574)
Outstanding Loan – (35.6)%	(27,550,000)
Net Other Assets and Liabilities – 34.7%	26,820,680
Net Assets – 100.0%	$77,314,973

(a)	Portfolio securities are categorized based upon their country of incorporation.
(b)	All or a portion of this security serves as collateral on the outstanding loan. At August 31, 2024, the segregated value of these securities amounts to $72,227,991.
(c)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933, as amended (the “1933 Act”).
(d)
This security is exempt from registration upon resale under Rule 144A of the 1933 Act and may be resold in transactions exempt from registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it trades freely without any additional registration.

(e)
Senior Floating-Rate Loan Interests (“Senior Loans”) in which the Fund invests pay interest at rates which are periodically predetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the SOFR obtained from the U.S. Department of the Treasury’s Office of Financial Research or another major financial institution, (ii) the lending rate offered by one or more major European banks, such as the synthetic LIBOR, (iii) the prime rate offered by one or more
United States banks or (iv) the certificate of deposit rate. Certain Senior Loans are subject to a SOFR or synthetic LIBOR floor that establishes a minimum SOFR or synthetic LIBOR rate. When a range of rates is disclosed, the Fund holds more than one contract within the same tranche with identical SOFR or synthetic LIBOR period, spread and floor, but different SOFR or synthetic LIBOR reset dates.

(f)	Senior Loans generally are subject to mandatory and/or optional prepayment. As a result, the actual remaining maturity of Senior Loans may be substantially less than the stated maturities shown.

Abbreviations throughout the Portfolio of Investments:
CAD	– Canadian Dollar
CME	– Chicago Mercantile Exchange
EUR	– Euro
GBP	– British Pound Sterling
HKD	– Hong Kong Dollar
JPY	– Japanese Yen
LIBOR	– London Interbank Offered Rate
SOFR	– Secured Overnight Financing Rate
USD	– United States Dollar

Currency Exposure Diversification	% of Total Investments
USD	29.2%
GBP	28.4
CAD	18.8
EUR	15.9
HKD	5.9
JPY	1.8
Total	100.0%

Macquarie/First Trust Global Infrastructure/Utilities Dividend & Income Fund (MFD)
Portfolio of Investments (Continued)
August 31, 2024 (Unaudited)

Valuation Inputs
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•
Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
•
Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
•
Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.
A summary of the inputs used to value the Fund’s investments as of August 31, 2024 is as follows:
	Total Value at 8/31/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$74,874,313	$74,874,313	$—	$—
Senior Floating-Rate Loan Interests*	3,169,980	—	3,169,980	—
Total Investments	$78,044,293	$74,874,313	$3,169,980	$—

*	See Portfolio of Investments for country breakout.